Intangibles - Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell (Detail)	12 Months Ended
Dec. 31, 2020
Aesop [Member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Growth rate in perpetuity	4.20%
Discount rate	9.11%
The Body Shop [Member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Growth rate in perpetuity	4.10%
Discount rate	7.80%
Avon International [Member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Growth rate in perpetuity	4.30%
Discount rate	11.14%
Natura and Co Latam [Member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Growth rate in perpetuity	5.50%
Discount rate	13.42%